GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CARRYING VALUE OF GOODWILL

The changes in the carrying value of goodwill by reportable segment for the nine months ended September 30, 2023 and 2024 was as follows:

	Trucking	Digester
Goodwill:
Balance as of January 1, 2023	$-	$-
Balance as of March 31, 2023	-	-
Goodwill recognized	-	22,319,908
Impairment	-	(15,669,287)
Balance as of June 30, 2023	-	6,650,621
Balance as of September 30, 2023	$-	$6,650,621

Goodwill:
Balance as of January 1, 2024	$-	$6,516,915
Impairment	-	-
Goodwill recognized	13,864,966	-
Balance as of March 31, 2024	13,864,966	6,516,915
Balance as of June 30, 2024	13,864,966	6,516,915
Impairment	-	(4,853,142)
Balance as of September 30, 2024	$13,864,966	$1,663,773

The changes in the carrying value of goodwill by reportable segment for the years ended December 31, 2023 and 2022 are as follows:

	Trucking	Digester
Gross goodwill:
Balance as of January 1, 2022	$-	$-
Goodwill recognized	-	-
Balance as of December 31, 2022	-	-
Accumulated impairment	-	-
Balance as of January 1, 2022	-	-
Impairment	-	-
Balance as of December 31, 2022	-	-
Net carrying value, as of December 31, 2022	-	-

Gross goodwill:
Balance as of December 31, 2022	-	-
Goodwill recognized	-	26,880,916
Balance as of December 31, 2023	-	26,880,916
Accumulated impairment:
Balance as of December 31, 2022	-	-
Impairment	-	(20,364,001)
Balance as of December 31, 2023	-	(20,364,001)
Net carrying value, as of December 31, 2023	$-	$6,516,915